Annual Total Returns- Janus Henderson US Low Volatility Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson US Low Volatility Portfolio - Service Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	24.84%	17.70%	4.09%	9.71%	15.44%	(4.58%)	28.05%	3.51%